DOMINI SOCIAL INVESTMENTS LLC

532 BROADWAY, 9TH FLOOR

NEW YORK, NY 10012-3939

November 24, 2009

VIA FEDERAL EXPRESS

Mr. Christian Sandoe

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Domini Social Investment Trust
File Nos. 33-29180 and 811-05823

Dear Ms. Williams:

On behalf of Domini Social Investment Trust, a Massachusetts business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 41 to the Trust’s Registration Statement under the Investment Company Act of 1940, (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(3) under the Securities Act of 1933. In a separate letter, the Registrant is requesting that the above-referenced registration statement be declared effective as of November 27, 2009.

The Amendment relates to the Domini Social Equity Fund, the Domini European PacAsia Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and the Domini Social Bond Fund (collectively, the “Funds”), each a series of the Trust. The Amendment is filed primarily: (i) to incorporate recent changes to Form N-1A including the summary section of the prospectus; (ii) to reflect a name and strategy change for the Domini European PacAsia Social Equity Fund, and (iii) to update other performance and numeric information relating to the Funds.

Please call the undersigned at (212) 217-1114 with any questions relating to the above-referenced filing.

Sincerely,

/s/ Megan L. Dunphy
Megan L. Dunphy Mutual Fund Counsel